Subsequent Events (Details Narrative 2) - The Arena Group Holdings Inc [Member] - USD ($)							3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 18, 2024	Jan. 17, 2024	Jan. 02, 2024	Dec. 30, 2023	Dec. 29, 2023	Dec. 01, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023
Interest payment							$ 3,695,000	$ 2,904,000	$ 10,631,000	$ 7,209,000	$ 9,528,000	$ 1,393,000
Subsequent Event [Member] | Licensing Agreements [Member] | ABG [Member]
Payments for Royalties			$ 3,750
Termination fee	$ 45,000,000
Fee amount				$ 45,000,000
Subsequent Event [Member] | Note Purchase Agreement [Member]
Aggregate purchase price of common stock						$ 28,000,000.0
Subsequent Event [Member] | Securities Purchase And Assignment Agreement [Member]
Aggregate purchase price of common stock						$ 30,500,000
Sale of Stock, Number of Shares Issued in Transaction						10,512,236
Subsequent Event [Member] | Renew Default [Member]
Interest payment					$ 2,797
Debt instrument, face amount													$ 110,691
Subsequent Event [Member] | Cross Default [Member] | SLR Credit Facility [Member]
Debt instrument, face amount													$ 19,609
Subsequent Event [Member] | Licensing Agreement [Member]
Restructuring charges	$ 7,000,000	$ 5,000,000